DERIVATIVE INSTRUMENTS - Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ (18,223)	$ 5,024	$ 4,954
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	7,189	(5,928)	(2,469)
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(18,223)	4,993	5,901
Forward contracts | Cost of revenues, operating expenses and financial expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	7,189	(5,157)	(1,979)
Option contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	0	31	(947)
Option contracts | Cost of revenues and operating expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 0	$ (771)	$ (490)